Hartford Life Insurance Company Separate Account Two:

333-101923	The BB&T Director (Series III and IIIR)
AmSouth Variable Annuity (Series III and IIIR)
The Director Choice (Series III and IIIR)
The Huntington Director (Series II and IIR)
Fifth Third Director (Series II and IIR)
Wells Fargo Director (Series II and IIR)
Director Ultra
333-105252	Director Epic (Series I and IR)
333-101934	Director Access (Series II and IIR)
Director Choice Access (Series II and IIR)
333-101938	The Director Edge (Series II and IIR)
333-101944	The Director Plus (Series II and IIR)
AmSouth Variable Annuity Plus (Series II and IIR)
333-105253	Director Epic Plus (Series I and IR)
333-101950	The Director Outlook (Series II and IIR)
BB&T Director Outlook (Series II and IIR)
AmSouth Variable Annuity Outlook (Series II and IIR)
Huntington Director Outlook (Series II and IIR)
Wells Fargo Director Outlook (Series II and IIR)
333-105266	Director Epic Outlook (Series I and IR)
333-69485	The Director Solution (Series I and IR)
Director Preferred (Series I and IR)
Director Elite (Series I and IR)
The Wachovia Director (Series I and IR)
Fifth Third Director (Series I and IR)
Director Classic (Series I and IR)
333-45301	Director Access (Series I and IR)
Director Choice Access (Series I and IR)
333-66343	The Director Edge (Series I and IR)
333-91925	The Director Plus (Series I and IR)
AmSouth Variable Annuity Plus (Series I and IR)
Director Preferred Plus (Series I and IR)
Director Elite Plus (Series I and IR)
The Director Solution Plus (Series I and IR)
333-39612	The Director Outlook (Series I and IR)
BB&T Director Outlook (Series I and IR)
AmSouth Variable Annuity Outlook (Series I and IR)
Huntington Director Outlook (Series I and IR)
Director Elite Outlook (Series I and IR)
The Director Solution Outlook (Series I and IR)
033-73570	The BB&T Director
AmSouth Variable Annuity
The Director Choice
033-19945	The Director

Hartford Life Insurance Company Separate Account Seven:

333-69475	Director Focus (Series I and IR)

Hartford Life and Annuity Insurance Company Separate Account One:

333-101924	Director Preferred (Series II and IIR)
Wells Fargo Director (Series II and IIR)
333-105259	Director Epic (Series I and IR)
333-101935	Director Access (Series II and IIR)
333-101939	The Director Edge (Series II and IIR)
333-101945	Director Preferred Plus (Series II and IIR)
333-105255	Director Epic Plus (Series I and IR)
333-101951	Director Preferred Outlook (Series II and IIR)
Wells Fargo Director Outlook (Series II and IIR)
333-105267	Director Epic Outlook (Series I and IR)
333-69487	The Director Solution (Series I and IR)
Director Preferred (Series I and IR)
Director Elite (Series I and IR)
Wells Fargo Director (Series I and IR)
333-91933	Director Preferred Plus (Series I and IR)
The Director Solution Plus (Series I and IR)
333-39620	Director Preferred Outlook (Series I and IR)
Director Elite Outlook (Series I and IR)
Wells Fargo Director Outlook (Series I and IR)
The Director Solution Outlook (Series I and IR)
333-95781	Director Vision (Series I and IR)

Annual Product Information Notice Dated

May 1, 2008 to the Prospectus Dated May 1, 2007

Annual Product Information Notice

Dated May 1, 2008

Effective April 30, 2008, we will no longer file updated prospectuses and/or statements of additional information (“SAI”) for your variable annuity with the Securities and Exchange Commission. This Annual Product Information Notice updates information regarding your variable annuity.  Please keep this Notice for future reference.

Fund Data

Effective May 1, 2008, the following funds are added as additional investment options:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford HLS Series Fund II, Inc.
Hartford LargeCap Growth HLS Fund	Long-term growth of capital	HL Investment Advisors, LLC Sub-advised by Hartford Investment Management Company
Hartford MidCap Growth HLS Fund	Long-term growth of capital	HL Investment Advisors, LLC Sub-advised by Hartford Investment Management Company
Hartford SmallCap Value HLS Fund	Capital appreciation	HL Investment Advisors, LLC Sub-advised by Kayne Anderson Rudnick Investment Management, LLC, Metropolitan West Capital Management, LLC and SSgA Funds Management, Inc.
Hartford Series Fund, Inc.
Hartford Global Equity HLS Fund	Seeks long term capital appreciation	HL Investment Advisors, LLC Sub-advised by Wellington Management Company, LLP

Distribution Arrangements

For the fiscal year ended December 31, 2007, In-Bound Revenue Sharing (administrative service payments and/or Rule 12b-1 fees received from Fund complexes (or affiliated entities)), Marketing Expense Allowances and Additional Payments did not exceed: $162.2 million (excluding indirect benefits received by offering HLS Funds as investment options), $15.8 million (approximately 0.25% of the Premium Payments invested in a particular Fund) and approximately $66.4 million ((excluding corporate-sponsorship related perquisites) or approximately 0.06% based on average assets), respectively.

Legal Matters

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future legal proceeding or regulatory action, we do not expect any of these actions to result in a material adverse effect on the Company or its Separate Accounts.

Miscellaneous

Information Regarding Tax-Qualified Retirement Plans, Section 6 is amended to include the following:

The required minimum distribution (RMD) amount for each year is determined generally by dividing the account balance by the applicable life expectancy.  This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year.  The RMD rules also contain a minimum benefit rule which may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse.  RMDs also can be made in the form of annuity payments that satisfy the rules set forth in regulations under the Code relating to RMDs, including incidental benefit restrictions.

HV-6665